SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CD-19 Armed-T therapy (Details) - Related Party			6 Months Ended			12 Months Ended
	Jun. 20, 2024 USD ($)	Jun. 20, 2024 TWD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 TWD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amount			$ 0
Mr.Wang | CytoArm
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ownership interest (as a percent)			12.50%	12.50%		12.50%
SL Link Co., Ltd. | CD-19 Armed-T products
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amount	$ 949,771
CytoArm | CD-19 Armed-T products
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total consideration for agreement	$ 4,373,600	$ 142,000,000
Payments for research and development			$ 0		$ 0
Payments made for agreements			277,200			$ 277,200
Remaining consideration			4,096,400	$ 133,000,000
Percentage of royalty	15.00%	15.00%
Patent and project development fees payable			$ 0			$ 0